SHARE CAPITAL (Details Narrative)		9 Months Ended			12 Months Ended
	Jul. 29, 2021 shares	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2021 $ / shares shares	Sep. 30, 2020 CAD ($)	Dec. 31, 2020 shares $ / shares
Condensed Financial Statements, Captions [Line Items]
Number of stock issued for exercise of warrants		15,075
Value of stock issued for exercise of warrants | $		$ 63,924
Number of stock issued for private placement		5,095,966
Value of stock issued for private placement | $		$ 25,538,213
Number of options outstanding, Granted		1,110,000			2,460,000
Weighted average exercise price, Granted | $ / shares			$ 2.15		$ 0.63
Number of shares granted post consolidation		25,825
Weighted average exercise price, Granted (post-consolidation) | $ / shares			$ 4.84
Share based payment expense | $		$ 1,393,247		$ 1,329,854
Number of oustanding shares		(4,090,662)
Weighted average remaining contractual life of outstanding share options		1 year 4 months 9 days			10 months 24 days
Number of compensation warrant	34,999,953				2,556,496
Escrow Agreement One [Member]
Condensed Financial Statements, Captions [Line Items]
Stock issued during period shares forfeited		4,500,000
Stock issued during period shares forfeited, post-consolidation		900,000
Underwent Consultants [Member]
Condensed Financial Statements, Captions [Line Items]
Number of compensation warrant	6,999,991	7,239,353	7,239,353		511,299
Exercise Price Range Five [Member]
Condensed Financial Statements, Captions [Line Items]
Number of compensation warrant		6,000,000	6,000,000
Exercise Price Range Five [Member] | Underwent Consultants [Member]
Condensed Financial Statements, Captions [Line Items]
Number of compensation warrant		4,798	4,798
Number of compensation warrant, post-consolidation		1,200,000	1,200,000
Restricted Stock Units [Member]
Condensed Financial Statements, Captions [Line Items]
Number of options outstanding, Granted		790,000			1,240,000
Number of shares granted post consolidation	190,826	190,826
Share based payment expense | $		$ 1,748,577		$ 2,085,571
Number of accelerated vesting shares		624,998
Number of shares vested		124,999
Number of oustanding shares	2,490,677	(2,490,677)
Employee [Member]
Condensed Financial Statements, Captions [Line Items]
Number of options outstanding, Granted		150,000			445,000
Weighted average exercise price, Granted | $ / shares			$ 2.64		$ 0.50
Stock option exercisable year		10 years			10 years
Number of shares granted post consolidation		30,000
Weighted average exercise price, Granted (post-consolidation) | $ / shares			13.20
Employee [Member] | Restricted Stock Units [Member]
Condensed Financial Statements, Captions [Line Items]
Number of options outstanding, Granted		790,000
Consultant [Member]
Condensed Financial Statements, Captions [Line Items]
Number of options outstanding, Granted		50,000			600,000
Weighted average exercise price, Granted | $ / shares			2.78		$ 0.77
Stock option exercisable year		5 years			10 years
Number of shares granted post consolidation		10,000
Weighted average exercise price, Granted (post-consolidation) | $ / shares			13.90
Employee One [Member]
Condensed Financial Statements, Captions [Line Items]
Number of options outstanding, Granted		910,000			1,000,000
Weighted average exercise price, Granted | $ / shares			2.03		$ 0.64
Stock option exercisable year		10 years			5 years
Number of shares granted post consolidation		172,000
Weighted average exercise price, Granted (post-consolidation) | $ / shares			10.15
Employee Two [Member]
Condensed Financial Statements, Captions [Line Items]
Number of options outstanding, Granted		25,825			165,000
Weighted average exercise price, Granted | $ / shares			$ 4.84		$ 0.50
Stock option exercisable year		5 years			10 years
Consultant One [Member]
Condensed Financial Statements, Captions [Line Items]
Number of options outstanding, Granted					250,000
Weighted average exercise price, Granted | $ / shares					$ 0.43
Stock option exercisable year					10 years
Employee and Consultant [Member] | Restricted Stock Units [Member]
Condensed Financial Statements, Captions [Line Items]
Number of options outstanding, Granted					1,240,000
Pre-Consolidation [Member]
Condensed Financial Statements, Captions [Line Items]
Number of stock issued for exercise of warrants		7,902,624
Value of stock issued for exercise of warrants | $		$ 3,951,312
Number of stock issued for restrcited share units		749,997
Number of stock issued for exercise of options		1,964,995
Value of stock issued for exercise of options | $		$ 987,248
Number of shares issued		75,000	75,000
Number of stock units issued for regulation financing		32,443,457
Share capital issuance, description		Each unit is comprised of one common share and one share purchase warrant. These warrants have an exercise price of $0.71 USD per warrant (pre-consolidation), each convert to one common share, and have a life of two years.
Number of shares acquired		108,183,525
Pre-Consolidation [Member] | Vital Intelligence Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Share capital issuance, description		Each unit is comprised of one common share and one warrant. These warrants have an exercise price of $2.67 per warrant (pre-consolidation), each convert to one common share, and have a life of two years
Number of stock units issued for acquisition		6,000,000